Income Taxes (Tables)	12 Months Ended
Dec. 31, 2010
Income Tax [Abstract]
Income tax expense
Year Ended December 31,	2010	2009	2008
(Dollars in thousands)
Current
Federal	$19,290	$69,942	$76,305
State	(11,059)	648	10,089
Deferred
Federal	57,759	41,884	(49,428)
State	15,968	5,376	(27,899)
	$81,958	$117,850	$9,067

Income tax reconciliation
Year Ended December 31,	2010		2009		2008
	Amount	Rate	Amount	Rate	Amount	Rate
(Dollars in millions)
Statutory federal income tax expense and rate	$84.4	35.0%	$122.2	35.0%	$24.4	35.0%
State income taxes, net of federal benefit	5.0	2.1	0.1	0.1	(10.5)	(15.1)
Effect of noncontrolling interests	(4.6)	(1.9)	(4.8)	(1.4)	(4.5)	(6.4)
Effect of gains (losses) on investments,
sales of assets and impairment of assets	—	—	—	—	1.3	1.8
Other differences, net	(2.8)	(1.2)	0.4	0.1	(1.6)	(2.3)
Effective income tax expense and rate	$82.0	34.0%	$117.9	33.8%	$9.1	13.0%

Temporary income tax differences
December 31,	2010	2009
(Dollars in thousands)
Noncurrent deferred tax assets
Net operating loss ("NOL") carryforwards	$33,724	$26,884
Stock-based compensation	17,204	15,526
Other	38,998	35,584
	89,926	77,994
Less valuation allowance	(28,252)	(17,977)
Total noncurrent deferred tax assets	61,674	60,017
Noncurrent deferred tax liabilities
Licenses/intangibles	246,599	221,754
Property, plant and equipment	323,334	288,094
Partnership investments	71,566	61,272
Other	3,619	4,217
Total noncurrent deferred tax liabilities	645,118	575,337
Net noncurrent deferred income tax liability	$583,444	$515,320

Income tax unrecognized benefits summary
	2010	2009	2008
(Dollars in thousands)
Balance at January 1,	$34,442	$27,786	$33,890
Additions for tax positions of current year	5,119	4,966	4,858
Additions for tax positions of prior years	550	3,114	692
Reductions for tax positions of prior years	(1,560)	(1,399)	(5,320)
Reductions for settlements of tax positions	(5,938)	—	(3,177)
Reductions for lapses in statutes of limitations	(66)	(25)	(3,157)
Balance at December 31,	$32,547	$34,442	$27,786